Loss Per Share (Details) - Schedule of weighted average number of ordinary shares - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019 [1]
Schedule of weighted average number of ordinary shares [Abstract]
Balance as at January 1	172,052,000	4,179,000	1,932,000
Effect of share options exercised	2,558,000	9,000	135,000
Effect of warrants exercised	575,000	1,184,000
Effect of conversion of notes		1,236,000
Effect of shares issued during the year	72,150,000	36,339,000	1,446,000
Weighted average number of Ordinary Shares used to calculate basic loss per share as at December 31	247,335,000	42,947,000	3,513,000

[1]	All the figures in this note were adjusted to reflect the 1:50 reverse split effective June 29, 2020, see note 12.A.